Cover Page Cover Page	Feb. 10, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	CHIMERA INVESTMENT CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	1-33796
Entity Tax Identification Number	26-0630461
Entity Address, Address Line One	520 Madison Avenue, 32nd Fl
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	626-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001409493
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
8.00% Series A Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE